INCOME TAX (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Beginning balance	$ 8,490	$ 7,763	$ 15,314
Additions for tax positions of current year	727	727	624
Reduction due to statute of limitations of prior years	0	0	(8,175)
Ending balance	$ 9,217	$ 8,490	$ 7,763